Fair value of financial instruments	6 Months Ended
Jun. 30, 2020
11. Fair value of financial instruments
Fair value of financial instruments

11. Fair value of financial instruments

This section should be read in conjunction with Note 17, Fair value of financial instruments of the Barclays PLC Annual Report 2019 and Note 1, Basis of preparation on page 62, which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.

Valuation

The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.20	£m	£m	£m	£m
Trading portfolio assets	49,460	57,524	3,078	110,062
Financial assets at fair value through the income statement	1,877	148,046	9,052	158,975
Derivative financial instruments	8,761	290,749	7,748	307,258
Financial assets at fair value through other comprehensive income	20,657	58,760	347	79,764
Investment property	-	-	10	10
Total assets	80,755	555,079	20,235	656,069

Trading portfolio liabilities	(32,411)	(19,195)	-	(51,606)
Financial liabilities designated at fair value	(123)	(220,968)	(369)	(221,460)
Derivative financial instruments	(8,445)	(290,514)	(8,932)	(307,891)
Total liabilities	(40,979)	(530,677)	(9,301)	(580,957)

As at 31.12.19
Trading portfolio assets	60,352	51,579	2,264	114,195
Financial assets at fair value through the income statement	10,445	114,141	8,500	133,086
Derivative financial instruments	5,439	220,642	3,155	229,236
Financial assets at fair value through other comprehensive income	18,755	46,566	429	65,750
Investment property	-	-	13	13
Total assets	94,991	432,928	14,361	542,280

Trading portfolio liabilities	(20,977)	(15,939)	-	(36,916)
Financial liabilities designated at fair value	(82)	(203,882)	(362)	(204,326)
Derivative financial instruments	(5,305)	(219,910)	(3,989)	(229,204)
Total liabilities	(26,364)	(439,731)	(4,351)	(470,446)

The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.20		As at 31.12.19
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	4,153	(3,772)	605	(812)
Foreign exchange derivatives	655	(588)	291	(298)
Credit derivatives	193	(456)	539	(342)
Equity derivatives	2,730	(4,099)	1,711	(2,528)
Commodity derivatives	17	(17)	9	(9)
Corporate debt	516	-	521	-
Reverse repurchase and repurchase agreements	-	(175)	-	(167)
Non-asset backed loans	8,271	-	6,811	-
Asset backed securities	740	-	756	-
Equity cash products	1,146	-	1,228	-
Private equity investments	880	(15)	899	(19)
Other[1]	934	(179)	991	(176)
Total	20,235	(9,301)	14,361	(4,351)

Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

Assets and liabilities reclassified between Level 1 and Level 2

During the period, there were no material transfers between Level 1 and Level 2 (period ended December 2019: no material transfers between Level 1 and Level 2).

Level 3 movement analysis

The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
	As at 01.01.20	Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.20
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	25	-	-	-	(26)	-	-	4	(17)	106
Non-asset backed loans	974	1,926	(740)	-	(4)	(111)	-	-	97	(320)	1,822
Asset backed securities	656	249	(224)	-	(76)	(12)	-	-	41	(11)	623
Equity cash products	392	2	(4)	-	-	(67)	-	-	28	(4)	347
Other	122	48	-	-	-	2	-	-	8	-	180
Trading portfolio assets	2,264	2,250	(968)	-	(80)	(214)	-	-	178	(352)	3,078

Non-asset backed loans	5,494	1,050	(270)	-	(410)	381	-	-	-	(58)	6,187
Equity cash products	835	14	-	-	-	(22)	(28)	-	-	-	799
Private equity investments	900	19	(6)	-	(2)	2	(44)	-	23	(12)	880
Other	1,271	1,870	(2,017)	-	(18)	(8)	64	-	24	-	1,186
Financial assets at fair value through the income statement	8,500	2,953	(2,293)	-	(430)	353	(8)	-	47	(70)	9,052

Non-asset backed loans	343	79	-	-	(157)	-	-	(3)	-	-	262
Asset backed securities	86	-	(1)	-	-	1	-	(1)	-	-	85
Assets at fair value through other comprehensive income	429	79	(1)	-	(157)	1	-	(4)	-	-	347

Investment property	13	-	(1)	-	-	-	(2)	-	2	(2)	10

Trading portfolio liabilities	-	-	-	-	-	-	-	-	-	-	-

Issued debt	(146)	-	-	(3)	-	-	-	-	(22)	14	(157)
Other	(216)	-	1	-	-	(10)	2	-	-	11	(212)
Financial liabilities designated at fair value	(362)	-	1	(3)	-	(10)	2	-	(22)	25	(369)

Interest rate derivatives	(206)	18	-	-	10	268	1	-	300	(10)	381
Foreign exchange derivatives	(7)	-	-	-	(12)	89	-	-	5	(8)	67
Credit derivatives	198	(258)	11	-	(376)	151	1	-	2	8	(263)
Equity derivatives	(819)	(448)	(1)	-	17	(90)	-	-	(5)	(23)	(1,369)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[1]	(834)	(688)	10	-	(361)	418	2	-	302	(33)	(1,184)

Total	10,010	4,594	(3,252)	(3)	(1,028)	548	(6)	(4)	507	(432)	10,934

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £7,748m and derivative financial liabilities were £8,932m

Level 3 movement analysis
	As at 01.01.19	Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.19
						Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	14	2	-	-	-	-	-	-	(14)	2
Corporate debt	388	70	(24)	-	(31)	14	-	32	(74)	375
Non-asset backed loans	2,263	1,235	(1,260)	-	(19)	12	-	19	(90)	2,160
Asset backed securities	664	81	(127)	-	-	5	-	16	(29)	610
Equity cash products	136	48	(13)	-	-	(2)	-	116	(20)	265
Other	148	-	-	-	(1)	(10)	-	-	(1)	136
Trading portfolio assets	3,613	1,436	(1,424)	-	(51)	19	-	183	(228)	3,548

Non-asset backed loans	5,688	2	-	-	(295)	248	-	-	(9)	5,634
Equity cash products	559	9	-	-	(10)	4	178	-	-	740
Private equity investments	1,071	21	(73)	-	(1)	-	43	-	(148)	913
Other	2,064	2,334	(2,619)	-	(2)	17	9	24	(840)	987
Financial assets at fair value through the income statement	9,382	2,366	(2,692)	-	(308)	269	230	24	(997)	8,274

Non-asset backed loans	353	48	-	-	(55)	-	-	-	(218)	128
Asset backed securities	-	40	-	-	-	-	-	-	-	40
Equity cash products	2	-	-	-	-	-	-	-	-	2
Financial assets at fair value through other comprehensive income	355	88	-	-	(55)	-	-	-	(218)	170

Investment property	9	-	-	-	-	-	(1)	-	-	8

Trading portfolio liabilities	(3)	-	-	-	-	2	-	(5)	-	(6)

Certificates of deposit, commercial paper and other money market instruments	(10)	-	-	-	1	-	(1)	(11)	-	(21)
Issued debt	(251)	-	-	(16)	1	5	-	(3)	1	(263)
Other	(19)	-	-	-	-	-	(1)	-	-	(20)
Financial liabilities designated at fair value	(280)	-	-	(16)	2	5	(2)	(14)	1	(304)

Interest rate derivatives	22	(3)	-	-	76	116	-	(107)	145	249
Foreign exchange derivatives	7	-	-	-	(12)	(41)	-	(51)	17	(80)
Credit derivatives	1,050	(63)	4	-	(3)	86	-	2	3	1,079
Equity derivatives	(607)	(122)	(5)	-	23	89	-	(16)	292	(346)
Net derivative financial instruments[1]	472	(188)	(1)	-	84	250	-	(172)	457	902

Total	13,548	3,702	(4,117)	(16)	(328)	545	227	16	(985)	12,592

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,701m and derivative financial liabilities were £4,799m.

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.20				Half year ended 30.06.19
	Income statement		Othercompre-hensiveincome	Total	Income statement		Othercompre-hensiveincome	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(177)	-	-	(177)	21	-	-	21
Financial assets at fair value through the income statement	397	(53)	-	344	253	205	-	458
Financial assets at fair value through other comprehensive income	-	-	(2)	(2)	-	-	-	-
Investment properties	-	(2)	-	(2)	-	(1)	-	(1)
Trading portfolio liabilities	-	-	-	-	2	-	-	2
Financial liabilities designated at fair value	(16)	(1)	-	(17)	6	-	-	6
Net derivative financial instruments	248	-	-	248	212	-	-	212
Total	452	(56)	(2)	394	494	204	-	698

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Current year valuation and sensitivity methodologies are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2019.

Sensitivity analysis of valuations using unobservable inputs

	As at 30.06.20				As at 31.12.19
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	138	-	(255)	-	44	-	(127)	-
Foreign exchange derivatives	7	-	(11)	-	5	-	(7)	-
Credit derivatives	127	-	(109)	-	73	-	(47)	-
Equity derivatives	151	-	(158)	-	114	-	(119)	-
Commodity derivatives	-	-	-	-	-	-	-	-
Corporate debt	23	-	(23)	-	11	-	(16)	-
Non-asset backed loans	253	4	(558)	(4)	214	8	(492)	(8)
Equity cash products	164	-	(206)	-	123	-	(175)	-
Private equity investments	236	-	(269)	-	205	-	(235)	-
Other[1]	2	-	(2)	-	1	-	(1)	-
Total	1,101	4	(1,591)	(4)	790	8	(1,219)	(8)

Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.

The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,105m (December 2019: £798m) or to decrease fair values by up to £1,595m (December 2019: £1,227m) with substantially all the potential effect impacting profit and loss rather than reserves.

Significant unobservable inputs

The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2019. The description of the significant unobservable inputs and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs is also found in Note 17, Fair value of financial instruments of the Barclays PLC Annual Report 2019.

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	As at	As at
	30.06.20	31.12.19
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(575)	(429)
Uncollateralised derivative funding	(181)	(57)
Derivative credit valuation adjustments	(378)	(135)
Derivative debit valuation adjustments	149	155

•Exit price adjustments derived from market bid-offer spreads increased by £146m to £575m as a result of movements in market bid offer spreads

•Uncollateralised derivative funding increased by £124m to £181m as a result of widening input funding spreads and an update to methodology

•Derivative credit valuation adjustments increased by £243m to £378m as a result of widening input counterparty credit spreads

•Derivative debit valuation adjustments decreased by £6m to £149m as a result of widening input Barclays Bank PLC credit spreads and an update to methodology

Portfolio exemption

The Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.

Unrecognised gains as a result of the use of valuation models using unobservable inputs

The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £114m (December 2019: £113m) for financial instruments measured at fair value and £254m (December 2019: £255m) for financial instruments carried at amortised cost. There are additions of £12m (December 2019: £41m) and amortisation and releases of £11m (December 2019: £69m) for financial instruments measured at fair value and additions of £6m (December 2019: £7m) and amortisation and releases of £7m (December 2019: £14m) for financial instruments carried at amortised cost.

Third party credit enhancements

Structured and brokered certificates of deposit issued by the Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on balance sheet value of these brokered certificates of deposit amounted to £3,162m (December 2019: £3,218m).

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with the Barclays PLC Annual Report 2019 disclosure.

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet.

	As at 30.06.20		As at 31.12.19
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	354,912	353,369	339,115	337,510
Reverse repurchase agreements and other similar secured lending	22,224	22,224	3,379	3,379

Financial liabilities
Deposits at amortised cost	(466,913)	(466,986)	(415,787)	(415,807)
Repurchase agreements and other similar secured borrowing	(19,144)	(19,144)	(14,517)	(14,517)
Debt securities in issue	(103,970)	(104,576)	(76,369)	(78,512)
Subordinated liabilities	(19,886)	(21,422)	(18,156)	(18,863)